Derivative financial instruments and hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 19,670	€ 2,733
Offsetting	(7,159)	(1,033)
Net amount	12,511	1,700
- current	12,460	1,548
- non-current	51	152
Derivative financial liabilities	20,185	2,804
Offsetting	(7,159)	(1,033)
Net amount	13,026	1,771
- current	12,911	1,609
- non-current	115	162
Non-hedging derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	865	792
Derivative financial liabilities	772	734
Non-hedging derivatives | Currency
Derivative financial instruments and hedge accounting
Derivative financial assets	146	257
Derivative financial liabilities	57	136
Non-hedging derivatives | Currency | Currency swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	113	125
Derivative financial liabilities	39	127
Non-hedging derivatives | Currency | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	30	128
Derivative financial liabilities	7	2
Non-hedging derivatives | Currency | Outright | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	3	4
Derivative financial liabilities	11	7
Non-hedging derivatives | Interest rate risk
Derivative financial instruments and hedge accounting
Derivative financial assets	13	23
Derivative financial liabilities	43	74
Non-hedging derivatives | Interest rate risk | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	13	23
Derivative financial liabilities	43	74
Non-hedging derivatives | Commodity price risk
Derivative financial instruments and hedge accounting
Derivative financial assets	706	512
Derivative financial liabilities	672	524
Non-hedging derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	603	418
Derivative financial liabilities	496	447
Non-hedging derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	102	89
Derivative financial liabilities	121	77
Non-hedging derivatives | Commodity price risk | Other contracts | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	1	5
Derivative financial liabilities	55
Trading derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	18,605	1,611
Derivative financial liabilities	16,941	1,979
Trading derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	6,555	440
Derivative financial liabilities	5,002	525
Trading derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	12,050	1,167
Derivative financial liabilities	11,939	1,451
Trading derivatives | Commodity price risk | Options | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets		4
Derivative financial liabilities		3
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	200	328
Derivative financial liabilities	2,410	38
Cash flow hedge derivatives | Interest rate swap contract
Derivative financial instruments and hedge accounting
Derivative financial liabilities	3
Cash flow hedge derivatives | Interest rate risk | Interest rate swap contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial liabilities	3
Cash flow hedge derivatives | Commodity price risk
Derivative financial instruments and hedge accounting
Derivative financial assets	200	328
Derivative financial liabilities	2,407	38
Cash flow hedge derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	193	119
Derivative financial liabilities	1,672	8
Cash flow hedge derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	7	209
Derivative financial liabilities	735	30
Option contract
Derivative financial instruments and hedge accounting
Derivative financial assets		2
Derivative financial liabilities	62	53
Option contract | Option embedded in convertible bonds | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets		2
Derivative financial liabilities		2
Option contract | Other contracts | Level 3
Derivative financial instruments and hedge accounting
Derivative financial liabilities	€ 62	€ 51